UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	$ 110,978	$ 105,168
Advance payments for property, plant and equipment	1,061	914
Right-of-use assets	78,497	55,590
Time deposits	4,209	0
Intangible assets	2,465	3,409
Collaboration prepaid leases	119,173	65,276
Other non-current assets	1,414	1,487
Total non-current assets	317,797	231,844
CURRENT ASSETS
Collaboration inventories	15,196	10,354
Trade receivables	15,064	90
Prepayments, other receivables and other assets	66,573	61,755
Financial assets at fair value through profit or loss	185,756	185,603
Pledged deposits	1,246	1,270
Time deposits	95,814	54,016
Cash and cash equivalents	1,233,213	786,031
Total current assets	1,612,862	1,099,119
Total assets	1,930,659	1,330,963
CURRENT LIABILITIES
Trade payables	21,544	32,893
Other payables and accruals	165,519	184,109
Government grants	435	451
Lease liabilities	3,558	3,563
Tax payable	10,326	9,772
Warrant liability	0	67,000
Total current liabilities	201,382	297,788
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	270,614	260,932
Lease liabilities long term	44,444	20,039
Government grants	7,036	7,659
Other non-current liabilities	152	233
Total non-current liabilities	322,246	288,863
Total liabilities	523,628	586,651
EQUITY
Share capital	36	33
Reserves	1,406,995	744,279
Total ordinary shareholders’ equity	1,407,031	744,312
Total equity	1,407,031	744,312
Total liabilities and equity	$ 1,930,659	$ 1,330,963